SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income before income taxes	$ 1,914	$ 2,615	$ 8,126
(Over)/under provision in previous financial year		300	(360)
Income tax expense	$ 535	731	1,046
SINGAPORE
Income before income taxes		$ 2,615	$ 8,126
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ 445	$ 1,381
(Over)/under provision in previous financial year		300	(360)
Tax effect of non-taxable income		(133)	(228)
Tax effect of non-deductible items		41	156
Tax effect on temporary differences		78	211
Statutory stepped income tax exemption			(114)
Income tax expense		$ 731	$ 1,046